Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 297	£ 296
Liabilities	215	424
Inflow | Net settled
Disclosure Of Derivative Financial Instruments [Line Items]
Assets inflow	9	1
Outflow | Net settled
Disclosure Of Derivative Financial Instruments [Line Items]
Liabilities outflow	1	8
Cash flow hedges
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	166	152
Liabilities	43	49
Cash flow hedges | Within one year
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	58	65
Liabilities	42	48
Cash flow hedges | Beyond five years
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0	0
Liabilities	£ 0	£ 0